Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 52.7%
International Equity Funds - 4.9%
Transamerica Emerging Markets Equity (A)	533	$ 4,297
Transamerica International Focus (A)	1,265	8,615
Transamerica International Stock (A)	724	8,623
		21,535
International Fixed Income Fund - 4.9%
Transamerica Emerging Markets Debt (A)	2,347	21,471
U.S. Equity Funds - 13.3%
Transamerica Capital Growth (A)(B)	518	6,434
Transamerica Large Cap Value (A)	1,201	18,354
Transamerica Mid Cap Growth (A)	588	6,414
Transamerica Mid Cap Value Opportunities (A)	580	6,439
Transamerica Small Cap Growth (A)	657	4,292
Transamerica Small Cap Value (A)	835	4,239
Transamerica US Growth (A)	379	11,816
		57,988
U.S. Fixed Income Funds - 29.6%
Transamerica Bond (A)	12,451	99,110
Transamerica High Yield Bond (A)	3,671	30,253
		129,363
Total Investment Companies (Cost $225,040)		230,357
	Shares	Value
EXCHANGE-TRADED FUNDS - 44.7%
International Equity Funds - 8.8%
iShares Core MSCI EAFE ETF	350	$ 25,753
iShares Core MSCI Emerging Markets ETF	83	4,398
iShares Global REIT ETF	352	8,561
		38,712
U.S. Equity Fund - 12.3%
iShares Core S&P 500 ETF	89	53,815
U.S. Fixed Income Funds - 23.6%
iShares 0-5 Year TIPS Bond ETF	402	40,803
iShares Core U.S. Aggregate Bond ETF	639	62,238
		103,041
Total Exchange-Traded Funds (Cost $178,765)		195,568
Total Investments (Cost $403,805)		425,925
Net Other Assets (Liabilities) - 2.6%		11,554
Net Assets - 100.0%		$ 437,479
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$230,357	$—	$—	$230,357
Exchange-Traded Funds	195,568	—	—	195,568
Total Investments	$425,925	$—	$—	$425,925
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,783,183	$111,525	$(5,719,108)	$(990,813)	$914,323	$99,110	12,451	$38,121	$—
Transamerica Capital Growth	403,664	1,090	(483,756)	239,049	(153,613)	6,434	518	—	—
Transamerica Emerging Markets Debt	1,286,136	28,472	(1,260,585)	(155,897)	123,345	21,471	2,347	26,021	—
Transamerica Emerging Markets Equity	256,661	657	(251,145)	(73,347)	71,471	4,297	533	406	—
Transamerica High Yield Bond	1,829,249	21,989	(1,815,338)	(181,163)	175,516	30,253	3,671	18,016	—
Transamerica International Focus	467,935	79,222	(456,092)	(184,169)	101,719	8,615	1,265	7,221	71,047
Transamerica Funds

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Stock	$493,464	$29,774	$(480,013)	$(626)	$(33,976)	$8,623	724	$13,968	$14,852
Transamerica Large Cap Value	1,066,027	23,485	(1,045,973)	55,043	(80,228)	18,354	1,201	8,896	12,687
Transamerica Mid Cap Growth	375,193	14,589	(400,111)	(69,156)	85,899	6,414	588	—	14,038
Transamerica Mid Cap Value Opportunities	381,841	33,271	(376,347)	(81,040)	48,714	6,439	580	5,395	27,327
Transamerica Small Cap Growth	252,121	26,552	(265,344)	(98,564)	89,527	4,292	657	—	26,152
Transamerica Small Cap Value	257,156	51,493	(258,307)	(115,819)	69,716	4,239	835	4,317	46,727
Transamerica US Growth	681,082	93,887	(730,669)	207,653	(240,137)	11,816	379	1,101	91,330
Total	$13,533,712	$516,006	$(13,542,788)	$(1,448,849)	$1,172,276	$230,357	25,749	$123,462	$304,160

(B)	Non-income producing security.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2015

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2015 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
SUBSEQUENT EVENT
The Board of Trustees has approved the liquidation of the Fund effective on or about February 21, 2025. The Fund was closed to all investments on February 11, 2025. In addition, the Fund has no shareholders.
Transamerica Funds